Benefit Plans (Schedule of Amounts in Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Benefit Plans [Abstract]
Net actuarial loss	$ (617)	$ (701)